CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		116 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (478,519)	$ (602,784)	$ (15,025,802)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation	6,042	7,451	112,149
Amortization of debt discount			108,000
Exchange differences on long term deposits and interests	(3,849)	(385)	(6,517)
Stock based compensation	51,296	195,301	4,751,425
Shares issued for services rendered		88,800	1,048,096
Shares to be issued for services rendered	24,900		24,900
Gain on sale of investment			(1,033,004)
Impairment of investment			434,876
Imputed interest		947	23,559
Impairment of available for sale security			197,412
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(49,727)	(111,494)	(167,685)
Restricted cash		(9)	(16,000)
Accounts payable and accrued expenses	(16,920)	(76,182)	377,120
Liability of employee rights upon retirement	88		22,763
Provision for uncertain tax position			138,054
Total net cash used in operating activities	(466,689)	(498,355)	(9,010,654)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment			(123,483)
Acquisition of short-term investments			(5,428,382)
Funds in respect of employee rights upon retirement	(1,061)		(15,354)
Proceeds from sale of investment in Entera	450,000		450,000
Proceeds from sale of Short term investments		100,000	3,628,000
Lease deposits, net			(7,509)
Total net cash derived from (used in) investing activities	448,939	100,000	(1,496,728)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sales of common stock and warrants - net of issuance expenses		300,000	11,655,693
Receipts on account of shares issuances			6,061
Proceeds from convertible notes			275,000
Proceeds from short term note payable			120,000
Payments of short term note payable			(120,000)
Shareholder advances			66,243
Net cash provided by financing activities		300,000	12,002,997
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(17,750)	(98,355)	1,495,615
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	1,513,365	1,199,638
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,495,615	1,101,283	1,495,615
Non cash investing and financing activities:
Shares issued for offering costs			77,779
Contribution to paid in capital			18,991
Discount on convertible note related to beneficial conversion feature			$ 108,000